LONG-TERM DEBT (Aircraft Term Loan) - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jun. 25, 2012	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt [Line Items]
Carrying value of aircraft		$ 4,696,391,000	$ 3,308,846,000
Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Term loan facility, maximum borrowing capacity	43,000,000
Amount drawn down as of the date		43,000,000
Voluntary prepayments, minimum amount	1,000,000
Limit of any capital expenditure not in ordinary course of business or any subsequent indebtedness of which exceeding will be subject to lender's approval	1,000,000
Maturity date		Jun. 27, 2019
Aircraft Term Loan [Member] | Aircraft [Member]
Long-Term Debt [Line Items]
Carrying value of aircraft		$ 40,974,000	$ 46,437,000
Aircraft Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to LIBOR	2.80%